Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity

13. Equity

On December 31, 2025 and 2024, the Company’s authorized share capital amounted to € 14.1 million divided into 117,500,000 ordinary shares, each with a nominal value of (€0.12). (2023: authorized share capital amounted to € 14.1 million divided into 58,750,000 ordinary shares and 58,750,000 preferred shares, each with a nominal value of (€0.12).

As of December 31, 2025, the total number of issued and fully paid shares was 65,210,590 (2024: 54,379,491; 2023: 52,290,212).

As of December 31, 2025, the issued share capital totaled €7.8 million (2024: €6.5 million; 2023: €6.3 million).

In March 2022, the Company filed a Form F-3 Registration Statement and prospectus, allowing the Company to sell up to $350 million of its securities, with the Securities and Exchange Commission. This Registration Statement was supplemented by a prospectus supplement covering an at-the-market program providing for the sales from time to time of up to $75 million of its ordinary shares pursuant to a Sales Agreement with SVB Securities LLC.

During June, 2023, the Company entered into a subscription agreement with certain institutional investors relating to the offer and sale of 6,951,340 ordinary shares of the Company, par value €0.12 per share, in a private placement at a purchase price of $10.07 per Ordinary Share. The subscription agreement generated $70.0 million (€64.1 million).

As of December 31, 2025, the Company has sold a total of 593,927 ordinary shares under the sales agreement generating total net proceeds of €9.3 million ($9.8 million), after deducting €0.3 million ($0.3 million), which was payable to Leerink Partners as commission in respect of such sales.

On April 12, 2024, the Company terminated the March 2022 sales agreement and entered into a new sales agreement with Leerink Partners (the “April 2024 Sales Agreement”), pursuant to which it may sell ordinary shares having an aggregate offering price of up to $175 million from time to time through Leerink Partners. In April 2024, the Company filed a Form F-3 ASR Registration Statement (the “F-3 ASR”) and prospectus, allowing the Company to sell an unspecified amount of its securities with the Securities and Exchange Commission. The F-3 ASR was supplemented by a prospectus supplement covering an at-the-market program providing for the sales from time to time of up to $175 million of its ordinary shares pursuant to the April 2024 Sales Agreement.

In December, 2023, the Company entered into an underwriting agreement with Morgan Stanley & Co. LLC and Leerink Partners, LLC as underwriters, pursuant to which the Company agreed to issue and sell (i) 11,125,000 ordinary shares, par value €0.12 per share and (ii) pre-funded warrants to purchase up to 1,375,000 ordinary shares in an underwritten offering. The Offering closed on December 8, 2023, and the Company generated net proceeds of $282.0 million (€261.6 million), after deducting bank fees of $18.0 million (€16.7 million).

The Shares were sold in the Offering at the public offering price of $24.00 per share. The Pre-Funded Warrants were sold at a public offering price of $23.99 per Pre-Funded Warrant, which represents the per share public offering price for the common stock less the $0.01 per share exercise price for each such Pre-Funded Warrant. Each Pre-Funded Warrant is exercisable as of December 8, 2023 until fully exercised, subject to an ownership limitation relating to the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, as set forth in the form of Pre-Funded Warrant.

The Pre-funded warrants were subsequently exercised in January 2024 for gross exercise proceeds of $0.01 million and resulted in issuance of 1,375,000 ordinary shares.

In March 2024, the Company received a partial reimbursement for certain of its expenses in connection with the December 2023 offering which have been accounted for in the share premium.

In July 2025, the Company entered into an underwriting agreement with Morgan Stanley & Co. LLC and Leerink Partners, LLC as representatives of the underwriters, pursuant to which the Company agreed to issue and sell (i) 9,562,500 ordinary shares, par value €0.12 per share and (ii) pre-funded warrants to purchase up to 500,000 ordinary shares in an underwritten offering. The offering closed on July 24, 2025, and the Company generated net proceeds of €160.3 million ($188.5 million), after deducting fees and expenses of €10.9 million ($12.8 million).

The pre-funded warrants were exercised in September 2025 for gross exercise proceeds of €0.004 million ($0.005 million) and resulted in issuance of 500,000 ordinary shares.

Ordinary shares hold the right to one vote per share.

Issued shares

On February 5, 2021, the Company became public by listing its ordinary shares on the Nasdaq Stock Exchange. On the same date all Preferred shares A, Preferred shares B and Preferred shares C were automatically converted to ordinary shares and 9,511,075 ordinary shares were issued. Together with the issuance of the ordinary shares, the par value of each ordinary share was increased from €0.01 to €0.12.

	2025	2024
	Number of shares	Number of shares
Ordinary shares	65,210,590	54,379,491
	65,210,590	54,379,491

No dividend was distributed in 2025, 2024 or 2023.

The following describes the nature and purpose of each reserve within equity:

Share premium

The amount subscribed for share capital in excess of nominal value.

Other reserves

Other reserves consist of share-based payments reserve, which is used to recognize the grant date fair value of options and RSUs issued to employees and consultants over the vesting period.